Unaudited Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2023
Unaudited Condensed Financial Information of the Parent Company [Abstract]
Schedule of Unaudited Parent Company Condensed Balance Sheets
	As of December 31,
	2022	2023
	RMB	RMB	US$
ASSETS
Cash and cash equivalents	-	14,846	2,091
Other current assets		138,693	19,535
Investment in subsidiaries	165,937	153,811	21,664
TOTAL ASSETS	165,937	307,350	43,290

LIABILITIES
Account payable	-	679	97
TOTAL LIABILITIES	-	679	97

SHAREHOLDERS’ EQUITY:
Ordinary shares (US$0.0000001 par value; 500,000,000,000 shares authorized; 500,000 and 1,243,140 issued and outstanding as of December 31, 2023 and 2023, respectively*)	-	-	-
Additional paid-in capital	319,775	479,400	67,522
Other comprehensive income	-	446	63
Accumulated deficit	(153,838)	(173,176)	(24,392)
TOTAL SHAREHOLDERS’ EQUITY	165,937	306,670	43,193
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	165,937	307,350	43,290

*

On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorized share capital of the Company shall be changed. As of March 29, 2024, the Company had 246,093,671 Ordinary Shares issued and outstanding. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 2,460,937. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 1,243,140 as of December 31, 2023.

Schedule of Unaudited Parent Company Condensed Statements of Comprehensive Loss
	For the Years Ended December 31,
	2022	2023
	RMB	RMB	US$
Equity in loss of subsidiaries	(45,921)	(16,006)	(2,255)
Loss in 2023		(3,332)	(469)
NET LOSS	(45,921)	(19,338)	(2,724)

Schedule of Unaudited Parent Company Condensed Statements of Cash Flows
	For the Years Ended December 31,
	2022	2023
	RMB	RMB	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(45,921)	(19,338)	(2,724)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in losses of subsidiaries	45,921	16,006	2,255
Other current assets	-	(139,162)	(19,600)
Other current liabilities	-	697	97
NET CASH USED IN OPERATING ACTIVITIES	-	(141,797)	(19,972)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from controlling shareholders	-	156,197	22,000
NET CASH PROVIDE FROM ACTIVITIES	-	156,197	22,000
CHANGES IN CASH	-	14,400	2,028
Effects of exchange rate changes	-	446	63
CASH, BEGINNING OF YEAR	-	-	-
CASH, END OF YEAR	-	14,846	2,091